BUSINESS ACQUISITION - Net Revenue (Details) - Shanxi $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Business Acquisition [Line Items]
Revenues	$ 20,135
Net gain (loss)	$ 752